Prospectus Supplement
John Hancock Funds II
2065 Lifetime Blend Portfolio (the fund)
Supplement dated October 8, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
The following information supplements and supersedes any information to the contrary relating to Class R4 shares offered by the fund contained in the Prospectus.
Effective after the close of business on November 10, 2025 (the Effective Date), no Class R4 shares of the fund may be purchased or acquired by new investors. After the Effective Date, any investment received by the fund that is intended for Class R4 shares will be rejected.
On or about December 10, 2025, the fund will redeem all outstanding Class R4 shares and distribute the proceeds to shareholders.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
2065 Lifetime Blend Portfolio (the fund)
Supplement dated October 8, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
The following information supplements and supersedes any information to the contrary relating to Class R4 shares offered by the fund contained in the SAI.
Effective after the close of business on November 10, 2025 (the Effective Date), no Class R4 shares of the fund may be purchased or acquired by new investors. After the Effective Date, any investment received by the fund that is intended for Class R4 shares will be rejected.
On or about December 10, 2025, the fund will redeem all outstanding Class R4 shares and distribute the proceeds to shareholders.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.